Description of Business and Organization (Details)	Nov. 12, 2020
EdisonFuture, Inc
Business Acquisition [Line Items]
Percentage of equity interest transferred	100.00%
PCL and PML
Business Acquisition [Line Items]
Acquired interest rate	100.00%
PCL and PML | EdisonFuture, Inc
Business Acquisition [Line Items]
Acquired interest rate	100.00%